Schedule of Principal Amount, Effective Interest Rate and Maturity Date for Corporation's Senior Notes (Detail) - USD ($)		12 Months Ended
	Dec. 20, 2017	Dec. 31, 2017	May 22, 2017
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000	$ 300,000,000
Effective Interest Rate		6.81%
Maturity Date	Apr. 15, 2018	Apr. 15, 2018
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Principal Amount		$ 400,000,000
Effective Interest Rate		4.25%
Maturity Date		Jul. 02, 2024
7% Debentures, Due 2025
Debt Instrument [Line Items]
Principal Amount		$ 125,000,000
Effective Interest Rate		7.12%
Maturity Date		Dec. 01, 2025
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Principal Amount		$ 300,000,000	$ 300,000,000
Effective Interest Rate		3.47%
Maturity Date		Jun. 01, 2027
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Principal Amount	$ 500,000,000	$ 500,000,000
Effective Interest Rate		3.53%
Maturity Date		Dec. 15, 2027
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Principal Amount		$ 230,000,000
Effective Interest Rate		6.45%
Maturity Date		May 01, 2037
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Principal Amount	600,000,000	$ 600,000,000
Effective Interest Rate		4.27%
Maturity Date		Dec. 15, 2047
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000	$ 300,000,000
Effective Interest Rate		2.13%
Debt Instrument Effective Interest Rate		Three-month LIBOR + 0.50%
Maturity Date	Dec. 20, 2019	Dec. 20, 2019
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Principal Amount		$ 300,000,000	$ 300,000,000
Effective Interest Rate		2.10%
Debt Instrument Effective Interest Rate		Three-month LIBOR + 0.65%
Maturity Date		May 22, 2020